STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2024
Share-based payment arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options

Years ended		March 31 2024		March 31 2023
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Stock options outstanding, beginning of year	785,429	$26.69	890,408	$21.04
Granted	176,112	57.71	223,144	36.42
Exercised (i)	(105,398)	20.45	(291,659)	17.02
Forfeited	(32,616)	40.86	(36,464)	25.59
Stock options outstanding, end of year	823,527	$33.56	785,429	$26.69
Stock options exercisable, end of year, time-vested options	369,483	$24.54	286,424	$21.16

Disclosure of range of exercise prices of outstanding share options

As at March 31, 2024		Stock options outstanding		Stock options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
$20.22 - $20.60	196,165	3.2 years	$20.23	144,343	$20.23
$20.61 - $32.92	265,219	3.4 years	26.58	178,373	24.88
$32.93 - $40.76	183,568	5.1 years	35.78	43,189	35.78
$40.77 - $57.71	178,575	6.1 years	56.31	3,578	45.74
$20.22 - $57.71	823,527	4.3 years	$33.56	369,483	$24.54

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period

Years ended	March 31 2024	March 31 2023
Weighted average risk-free interest rate	3.52%	2.66%
Dividend yield	0%	0%
Weighted average expected volatility	36%	34%
Weighted average expected life	4.77 years	4.75 years
Number of stock options granted: Time-vested	176,112	223,144
Weighted average exercise price per option	$ 57.71	$ 36.42
Weighted average value per option: Time-vested	$ 20.83	$ 12.24

Explanation of effect of share-based payments on entity's profit or loss

For the years ended	March 31 2024	March 31 2023
Stock options	$2,454	$1,772
RSUs	14,240	22,705
DSUs	(2,904)	6,115
	$13,790	$30,592